SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected quarterly data
Revenue	$ 114,373	$ 182,784	$ 81,003	$ 57,000	$ 143,032	$ 51,331	$ 0	$ 2,279,874	$ 435,160	$ 2,474,237	$ 1,258,054
Research and development	6,701,465	11,500,053	11,116,323	14,864,420	11,904,935	9,716,091	8,657,606	9,426,870	44,182,260	39,705,502	13,680,573
General and administration	1,723,562	1,675,268	1,989,103	1,593,557	1,367,491	1,534,417	1,540,200	1,498,252	6,981,490	5,940,360	5,373,945
Licensing expense	0	50,000	0	0	0	0	0	268,750	50,000	268,750	299,616
Operating loss	(8,340,710)	(13,028,207)	(13,064,942)	(16,442,921)	(13,168,413)	(11,240,177)	(10,240,352)	(8,959,419)
Net loss	$ (6,648,906)	$ (12,733,691)	$ (14,975,231)	$ (17,250,676)	$ (13,271,735)	$ (11,589,711)	$ (10,794,351)	$ (10,540,419)	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.36)	$ (0.72)	$ (0.96)	$ (1.20)	$ (1.08)	$ (0.96)	$ (1.02)	$ (1.14)